Note 28 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total number of shares issued	1,180,536,830	1,180,536,830	1,180,536,830
Key management personnel compensation, short-term employee benefits	$ 33.7	$ 45.8	$ 38.6
Key management personnel compensation, share-based payment	$ 5.6	$ 4.7	$ 4.8
San Faustin S.A. [member]
Statement Line Items [Line Items]
Total number of shares issued	713,605,187
Proportion of ownership interest in associate	60.45%
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	0.08%
Units issued, related party transactions	558,000	484,000	500,000